Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
A.    FAIR VALUE OF DERIVATIVE INSTRUMENTS

Derivative financial instruments are presented as other assets or other payables. For asset derivatives and liability derivatives, the fair values of the Company’s outstanding derivative instruments as of December 31, 2022 and December 31, 2021 are summarized below:

	Asset Derivatives as of December 31, 2022(*)	Asset Derivatives as of December 31, 2021(*)	Liability Derivatives as of December 31, 2022(**)	Liability Derivatives as of December 31, 2021(**)
Derivatives designated as hedging instruments
Foreign exchange contracts	75,397	87,878	130,604	33,315
Cross-currency interest rate swaps	—	27,286	26,018	—
	$75,397	$115,164	$156,622	$33,315
Derivatives not designated as hedging instruments
Foreign exchange contracts	8,362	—	5,439	7,500
	$83,759	$115,164	$162,061	$40,815

(*)    Presented as part of other receivables and long-term other receivables.
(**)    Presented as part of other payables and long-term other payables.

B.    EFFECT ON CASH FLOW HEDGING

The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2022 and 2021, are summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income, net as of December 31, 2022	Gain (Loss) Recognized in Other Comprehensive Income, net as of December 31, 2021	Gain (Loss) on of Derivative Reclassified from Accumulated Other Comprehensive Income (*) as of December 31, 2022	Gain (Loss) on of Derivative Reclassified from Accumulated Other Comprehensive Income (*) as of December 31, 2021
Foreign exchange contracts	$(152,143)	$110,348	$(57,201)	$(32,949)

(*)    Presented as part of revenues/cost of revenue and equity in net earnings of affiliated companies and partnerships.
Note 19 - DERIVATIVE FINANCIAL INSTRUMENTS (Cont.)

B.    EFFECT ON CASH FLOW HEDGING (Cont.)

Amount Excluded from Effectiveness Testing Recognized in Income (*):

	as of December 31, 2022	as of December 31, 2021
Foreign exchange contracts	$9,413	$(1,615)
Derivatives not designated as hedging instruments:
Foreign exchange contracts and other derivatives instruments	$(926)	865

(*)    Presented as part of revenues/cost of revenue and equity in net earnings of affiliated companies and partnerships.

C.    NET EFFECT OF CROSS-CURRENCY SWAPS

The net effect on earnings from the cross-currency swaps in 2022 was a gain of approximately $60,014, of which approximately $55,774 was offset against exchange rate differences related to Series B Notes and approximately $4,240 increased the interest expenses.

D.    FORWARD CONTRACTS

The notional amounts of outstanding foreign exchange forward contracts at December 31, 2022 is summarized below:

	Buy December 31, 2022	Buy December 31, 2021	Sell December 31, 2022	Sell December 31, 2021
Euro	$498,879	$527,378	$1,032,654	$872,751
GBP	1,326	6,333	138,077	165,980
NIS	1,359,105	894,013	286,192	334,157
Other	13,168	20,837	433,585	247,846
	$1,872,478	$1,448,561	$1,890,508	$1,620,734